Administrative [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Administrative [Member] | Administrative Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.93%	2.26%	1.52%